Deposits (Tables)	3 Months Ended
Mar. 31, 2011
Deposits (Tables) [Abstract]
Noninterest-bearing and interest-bearing deposits

(in millions)	March 31, 2011	December 31, 2010

U.S. offices
Noninterest-bearing	$244,136	$228,555
Interest-bearing
Demand(a)	34,944	33,368
Savings(b)	345,558	334,632
Time (included $3,062 and $2,733 at fair value)(c)	88,152	87,237

Total interest-bearing deposits	468,654	455,237

Total deposits in U.S. offices	712,790	683,792

Non-U.S. offices
Noninterest-bearing	11,644	10,917
Interest-bearing
Demand	194,726	174,417
Savings	710	607
Time (included $1,215 and $1,636 at fair value)(c)	75,959	60,636

Total interest-bearing deposits	271,395	235,660

Total deposits in non-U.S. offices	283,039	246,577

Total deposits	$995,829	$930,369

(a)	Includes Negotiable Order of Withdrawal (“NOW”) accounts, and certain trust accounts.

(b)	Includes Money Market Deposit Accounts (“MMDAs”).

(c)	Includes structured notes classified as deposits for which the fair value option has been elected. For further discussion, see Note 4 on pages 187–189 of JPMorgan Chase’s 2010 Annual Report.